Total
WCM Small Cap Growth Fund

WCM Small Cap Growth Fund

Investor Class Shares – WCMNX

Institutional Class Shares – WCMLX

WCM Sustainable Developing World Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM Sustainable International Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated June 24, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2021, as amended.

Important Notice Regarding Planned Changes in Fund Name

Effective June 30, 2022, the name of the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”) will be changed as set forth below and all references to each Fund’s name in the Prospectus and SAI will be updated accordingly. Each Fund’s principal investment strategies and investment objective will remain the same.

WCM Sustainable Developing World Fund

Name Change:

The name of the WCM Sustainable Developing World Fund will be changed to WCM Developing World Equity Fund.

WCM Sustainable International Fund

Name Change:

The name of the WCM Sustainable International Fund will be changed to WCM International Equity Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective July 1, 2022 (the “Effective Date”), WCM Investment Management (the “Advisor”) has agreed to lower its management fee for the WCM Small Cap Growth Fund from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Small Cap Growth Fund from 1.50% to 1.24% and 1.25% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

The “Fees and Expenses of the Fund” section beginning on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - WCM Small Cap Growth Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Wire fee	$ 20	$ 20
Overnight check delivery fee	25	25
Retirement account fees (annual maintenance fee)	$ 15	$ 15

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - WCM Small Cap Growth Fund		Investor Class Shares	Institutional Class Shares
Management fees	[1]	0.99%	0.99%
Distribution (Rule 12b-1) fee	[1]	0.25%	none
Shareholder service fee	[1]	0.05%	0.05%
All other expenses	[1]	1.03%	1.03%
Other expenses	[1]	1.08%	1.08%
Total annual fund operating expenses	[1]	2.32%	2.07%
Fees waived and/or expenses reimbursed	[1],[2]	(1.08%)	(1.08%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[1],[2]	1.24%	0.99%
[1]	The expense information in the table has been restated to reflect the current management fees and expense cap, effective July 1, 2022.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until August 31, 2031, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WCM Small Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	126	393	681	1,500
Institutional Class Shares	101	315	547	1,213

WCM Sustainable Developing World Fund

WCM Small Cap Growth Fund

Investor Class Shares – WCMNX

Institutional Class Shares – WCMLX

WCM Sustainable Developing World Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM Sustainable International Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated June 24, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2021, as amended.

Important Notice Regarding Planned Changes in Fund Name

Effective June 30, 2022, the name of the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”) will be changed as set forth below and all references to each Fund’s name in the Prospectus and SAI will be updated accordingly. Each Fund’s principal investment strategies and investment objective will remain the same.

WCM Sustainable Developing World Fund

Name Change:

The name of the WCM Sustainable Developing World Fund will be changed to WCM Developing World Equity Fund.

WCM Sustainable International Fund

Name Change:

The name of the WCM Sustainable International Fund will be changed to WCM International Equity Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective July 1, 2022 (the “Effective Date”), WCM Investment Management (the “Advisor”) has agreed to lower its management fee for the WCM Small Cap Growth Fund from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Small Cap Growth Fund from 1.50% to 1.24% and 1.25% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI:

WCM Sustainable International Fund

WCM Small Cap Growth Fund

Investor Class Shares – WCMNX

Institutional Class Shares – WCMLX

WCM Sustainable Developing World Fund

Investor Class Shares – WCMUX

Institutional Class Shares – WCMDX

WCM Sustainable International Fund

Investor Class Shares – WESGX

Institutional Class Shares – WCMMX

Each a series of Investment Managers Series Trust

Supplement dated June 24, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2021, as amended.

Important Notice Regarding Planned Changes in Fund Name

Effective June 30, 2022, the name of the WCM Sustainable Developing World Fund and WCM Sustainable International Fund (each, a “Fund”) will be changed as set forth below and all references to each Fund’s name in the Prospectus and SAI will be updated accordingly. Each Fund’s principal investment strategies and investment objective will remain the same.

WCM Sustainable Developing World Fund

Name Change:

The name of the WCM Sustainable Developing World Fund will be changed to WCM Developing World Equity Fund.

WCM Sustainable International Fund

Name Change:

The name of the WCM Sustainable International Fund will be changed to WCM International Equity Fund.

Changes in Management Fee and Expense Limitation Agreement

Effective July 1, 2022 (the “Effective Date”), WCM Investment Management (the “Advisor”) has agreed to lower its management fee for the WCM Small Cap Growth Fund from 1.00% to 0.99% of the Fund’s average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses, excluding certain expenses as described below, of the WCM Small Cap Growth Fund from 1.50% to 1.24% and 1.25% to 0.99% of the average daily net assets of the Fund’s Investor Class and Institutional Class shares, respectively. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI: